Document and Entity Information	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	NEURONETICS, INC.
Entity Central Index Key	0001227636
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38546
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-1051425
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	640-4202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock ($0.01 par value)
Trading Symbol	STIM
Name on each exchange on which registered	NASDAQ